Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement [LineItems]
Net earnings	$ 1,502,000,000	$ 2,207,000,000
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(24,000,000)	97,000,000
Cash flow hedges adjustments to equity	20,000,000	(84,000,000)
Related tax benefit (expense) on cash flow hedges adjustments to equity	1,000,000	(1,000,000)
Foreign currency translation adjustments to equity	269,000,000	(173,000,000)
Other comprehensive income that will be reclassified to profit or loss, net of tax	266,000,000	(161,000,000)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	33,000,000	13,000,000
Related tax expense on fair value adjustments on financial assets	(5,000,000)	(2,000,000)
Remeasurement on defined benefit pension plans	83,000,000	5,000,000
Related tax expense on remeasurement on defined benefit pension plans	(20,000,000)	(5,000,000)
Other comprehensive income that will not be reclassified to profit or loss, net of tax	91,000,000	11,000,000
Other comprehensive income (loss)	357,000,000	(150,000,000)
Total comprehensive income (loss)	1,859,000,000	2,057,000,000
Comprehensive income (loss) for the period attributable to:
Non-controlling interests	0	(8,000,000)
Total comprehensive income (loss)	1,859,000,000	2,057,000,000
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	1,840,000,000	2,050,000,000
Discontinued operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ 19,000,000	$ 15,000,000